Schedule of purchase price and allocation - MEGAWOOD ENTERPRISES (Details) - USD ($)	Jan. 31, 2019	Jan. 23, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of detailed information about business combination [line items]
Right-of-use assets	$ 7,744,611		$ 0	$ 0
Lease liability	(7,907,965)
Consideration payable	1,375,268
Convertible promissory note	$ 1,845,830		$ 0
Megawood Enterprises Inc.
Disclosure of detailed information about business combination [line items]
Cash		$ 38,570
Inventory		46,162
Other assets		10,705
Property and equipment		40,983
Right-of-use assets		221,007
Lease liability		(221,007)
Dispensary license		50,000
Goodwill		689,328
Accounts payable and accrued liabilities		(80,860)
Total assets and liabilities acquired		794,888
Cash consideration paid		280,000
Consideration payable		231,395
Convertible promissory note		175,000
Advances to vendor cancelled upon closing		138,605
Closing working capital deficit receivable		(30,112)
Total consideration		$ 794,888